Consolidated Statement of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net income attributable to the controlling and noncontrolling interests	$ 1,064	$ 1,212	$ 880
Other comprehensive income / (loss), net of tax (See Note 17)
Unrealized currency translation adjustment	146	(197)	(11)
Defined benefit pension and other postretirement benefit adjustments (See Note 14)		(169)	(136)
Unrealized gains on marketable equity securities			1
Net change – derivatives (See Note 11)	(7)	(32)	(2)
Other comprehensive income / (loss), net of tax	139	(398)	(148)
Total comprehensive income	1,203	814	732
Less: amounts attributable to noncontrolling interests:
Net income	(123)	(117)	(111)
Unrealized currency translation adjustment	(5)	9	(2)
Comprehensive income attributable to PPG	$ 1,075	$ 706	$ 619